Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	47
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		53
Total Communication Services		53
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	216	25,853
Total Consumer Discretionary		25,853
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	3,269
Total Industrials		3,269
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		29,175

Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,901,000	1,307,888
Total Convertible Bonds (Cost $1,674,184)			1,307,888

Corporate Bonds & Notes 91.1%

Aerospace & Defense 2.1%
Bombardier, Inc.(d)
04/15/2027	7.875%	230,000	211,622
Moog, Inc.(d)
12/15/2027	4.250%	447,000	395,800
TransDigm, Inc.(d)
03/15/2026	6.250%	1,488,000	1,443,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	942,398
11/15/2027	5.500%	27,000	23,449
01/15/2029	4.625%	69,000	55,712
Total			3,072,092
Airlines 2.0%
Air Canada(d)
08/15/2026	3.875%	400,000	343,207
American Airlines, Inc.(d)
07/15/2025	11.750%	176,000	183,980
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,353,605	1,272,069
04/20/2029	5.750%	30,469	26,591
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	533,471	471,421
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	518,964	508,301
Total			2,805,569
Automotive 4.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	150,842
04/01/2027	6.500%	50,000	42,390
Clarios Global LP(d)
05/15/2025	6.750%	279,000	273,315
Ford Motor Co.
02/12/2032	3.250%	317,000	228,322
01/15/2043	4.750%	446,000	296,556
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	502,608
11/01/2024	4.063%	178,000	167,225
06/16/2025	5.125%	512,000	483,177
11/13/2025	3.375%	734,000	649,314
05/28/2027	4.950%	143,000	127,914
08/17/2027	4.125%	712,000	613,034
02/16/2028	2.900%	237,000	186,639
11/13/2030	4.000%	359,000	280,020
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	151,000	123,702
IAA Spinco, Inc.(d)
06/15/2027	5.500%	410,000	374,125
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	270,000	187,867
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	383,000	369,676
Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	286,465
05/15/2027	8.500%	344,000	328,776
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	424,891
Total			6,096,858
Brokerage/Asset Managers/Exchanges 1.3%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	26,162
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	541,000	508,857
NFP Corp(d)
10/01/2030	7.500%	418,000	398,453
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	949,300
Total			1,882,772
Building Materials 1.0%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	367,439
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	470,997
Interface, Inc.(d)
12/01/2028	5.500%	134,000	115,307
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	522,084
Total			1,475,827
Cable and Satellite 6.5%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	799,633
06/01/2029	5.375%	243,000	213,085
03/01/2030	4.750%	1,041,000	843,368
08/15/2030	4.500%	370,000	292,685
02/01/2031	4.250%	178,000	137,704
02/01/2032	4.750%	419,000	326,969
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	600,988
01/15/2030	5.750%	1,208,000	859,033
02/15/2031	3.375%	680,000	479,295
DISH DBS Corp.(d)
12/01/2028	5.750%	605,000	456,131
DISH DBS Corp.
06/01/2029	5.125%	673,000	395,455
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	649,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	296,874
07/01/2030	4.125%	539,000	439,718
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	300,219
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	591,506
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	148,053
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	595,576
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	901,404
Total			9,327,056
Chemicals 3.5%
Avient Corp.(d)
08/01/2030	7.125%	287,000	266,016
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	447,214
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	343,000	308,905
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	434,086
HB Fuller Co.
10/15/2028	4.250%	398,000	334,696
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	337,875
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	205,422
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	721,185
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	444,435
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	441,000	338,832
SPCM SA(d)
03/15/2027	3.125%	35,000	30,609
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	129,232
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	553,095
08/15/2029	5.625%	637,000	480,955
Total			5,032,557

2	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,058,000	840,024
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	546,350
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	295,601
Total			1,681,975
Consumer Cyclical Services 2.1%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	252,558
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	475,195
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	194,054
02/15/2029	5.625%	211,000	193,653
Staples, Inc.(d)
04/15/2026	7.500%	265,000	222,485
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	428,078
08/15/2029	4.500%	1,520,000	1,279,224
Total			3,045,247
Consumer Products 1.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	525,000	481,445
Newell Brands, Inc.
09/15/2027	6.375%	118,000	117,021
09/15/2029	6.625%	166,000	162,337
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	153,000	107,616
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	497,451
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	201,000	158,573
07/15/2030	5.500%	25,000	19,678
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	266,000	194,664
Total			1,738,785
Diversified Manufacturing 1.0%
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	237,906
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	255,608
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	240,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	740,000	728,314
Total			1,462,051
Electric 5.6%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	265,000	224,960
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	898,364
02/15/2031	3.750%	1,017,000	808,502
01/15/2032	3.750%	552,000	428,544
FirstEnergy Corp.
11/15/2031	7.375%	134,000	147,695
FirstEnergy Corp.(e)
07/15/2047	5.100%	153,000	129,083
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	424,237
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	1,942,988
NRG Energy, Inc.(d)
06/15/2029	5.250%	684,000	602,345
02/15/2031	3.625%	613,000	478,615
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	248,743
PG&E Corp.
07/01/2028	5.000%	241,000	208,467
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	498,718
01/15/2030	4.750%	660,000	560,607
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	139,045
05/01/2029	4.375%	279,000	233,190
Total			7,974,103
Environmental 1.2%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	657,733
08/01/2028	4.000%	410,000	341,751
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	768,000	679,906
Total			1,679,390
Finance Companies 2.0%
Navient Corp.
06/25/2025	6.750%	490,000	459,617
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,189,600

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	292,409
03/01/2031	3.875%	90,000	65,907
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	875,789
Total			2,883,322
Food and Beverage 2.5%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	353,621
06/15/2030	6.000%	270,000	257,712
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,233,000	1,085,171
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	184,094
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	316,000	253,490
03/01/2032	3.500%	93,000	70,142
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	147,059
01/15/2028	5.625%	431,000	393,495
04/15/2030	4.625%	175,000	143,718
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	233,639
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	353,000	288,461
US Foods, Inc.(d)
06/01/2030	4.625%	276,000	228,917
Total			3,639,519
Gaming 3.0%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	143,310
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	298,000	287,618
07/01/2025	6.250%	759,000	731,486
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	824,923
04/15/2026	4.125%	200,000	182,659
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	453,474
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	211,000	162,487
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	370,123
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	328,789
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	511,063
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	334,098
Total			4,330,030
Health Care 7.8%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	137,929
04/15/2029	5.000%	205,000	181,810
AdaptHealth LLC(d)
08/01/2029	4.625%	95,000	76,131
03/01/2030	5.125%	549,000	453,015
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	310,198
11/01/2029	3.875%	736,000	597,927
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	167,913
04/01/2030	3.500%	222,000	174,713
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	169,000	168,250
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	219,474
03/15/2029	3.750%	143,000	119,042
03/15/2031	4.000%	163,000	132,643
CHS/Community Health Systems, Inc.(d)
03/15/2026	8.000%	236,000	205,453
05/15/2030	5.250%	779,000	542,020
02/15/2031	4.750%	212,000	142,559
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	265,599
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	176,099
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	629,376
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	167,000	126,083
Owens & Minor, Inc.(d)
03/31/2029	4.500%	185,000	145,941
04/01/2030	6.625%	299,000	263,097
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	1,082,000	893,678
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	972,443
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	218,256
Teleflex, Inc.
11/15/2027	4.625%	599,000	546,963

4	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	213,942
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,118,988
02/01/2027	6.250%	1,288,000	1,202,103
11/01/2027	5.125%	304,000	273,262
01/15/2030	4.375%	180,000	150,126
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	416,000	349,406
Total			11,174,439
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	624,000	493,847
08/01/2031	2.625%	215,000	162,759
Total			656,606
Home Construction 0.7%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	156,567
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	400,000	325,233
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	528,372
Total			1,010,172
Independent Energy 5.4%
Apache Corp.
01/15/2030	4.250%	381,000	331,877
09/01/2040	5.100%	277,000	224,082
02/01/2042	5.250%	189,000	154,105
04/15/2043	4.750%	516,000	385,204
Callon Petroleum Co.
07/01/2026	6.375%	338,000	304,630
Callon Petroleum Co.(d)
06/15/2030	7.500%	156,000	136,681
CNX Resources Corp.(d)
03/14/2027	7.250%	32,000	31,172
01/15/2029	6.000%	416,000	382,257
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	523,000	467,155
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	179,539
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	125,062
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	581,544
02/01/2029	5.750%	505,000	445,648
04/15/2030	6.000%	147,000	129,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.
09/15/2026	5.875%	547,000	528,291
Occidental Petroleum Corp.
09/01/2030	6.625%	817,000	827,765
01/01/2031	6.125%	464,000	456,989
09/15/2036	6.450%	614,000	611,324
SM Energy Co.
07/15/2028	6.500%	629,000	598,471
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	880,905
Total			7,782,374
Leisure 2.1%
Carnival Corp.(d)
03/01/2026	7.625%	913,000	693,880
03/01/2027	5.750%	695,000	487,308
Cinemark USA, Inc.(d)
03/15/2026	5.875%	594,000	498,422
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	143,469
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	93,000	98,814
07/01/2026	4.250%	458,000	338,124
08/31/2026	5.500%	809,000	618,945
07/15/2027	5.375%	178,000	130,784
Total			3,009,746
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2028	5.750%	380,000	356,958
Media and Entertainment 2.2%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	321,800
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	922,985
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	266,000	221,684
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	120,890
03/15/2030	4.625%	891,000	695,019
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	306,160
Roblox Corp.(d)
05/01/2030	3.875%	405,000	329,576
Univision Communications, Inc.(d)
06/30/2030	7.375%	309,000	293,566
Total			3,211,680

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 2.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	96,810
10/01/2031	5.125%	488,000	400,809
Constellium SE(d)
06/15/2028	5.625%	334,000	274,539
04/15/2029	3.750%	1,431,000	1,049,444
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	230,201
04/01/2029	6.125%	1,567,000	1,265,445
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	63,000	51,521
06/01/2031	4.500%	569,000	413,341
Novelis Corp.(d)
11/15/2026	3.250%	284,000	238,740
08/15/2031	3.875%	143,000	106,725
Total			4,127,575
Midstream 6.5%
Cheniere Energy Partners LP
03/01/2031	4.000%	223,000	187,388
01/31/2032	3.250%	748,000	574,561
Cheniere Energy, Inc.
10/15/2028	4.625%	814,000	746,564
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	283,074
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	300,915
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	365,122
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	239,135
EQM Midstream Partners LP
12/01/2026	4.125%	170,000	144,347
07/15/2048	6.500%	611,000	466,839
EQM Midstream Partners LP(d)
06/01/2027	7.500%	124,000	118,451
07/01/2027	6.500%	539,000	500,120
01/15/2029	4.500%	547,000	443,587
06/01/2030	7.500%	148,000	140,144
01/15/2031	4.750%	330,000	261,916
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	179,000	170,958
02/01/2028	5.000%	545,000	481,135
NuStar Logistics LP
10/01/2025	5.750%	398,000	368,692
06/01/2026	6.000%	430,000	395,681
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	823,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	426,340
08/15/2031	4.125%	773,000	640,594
11/01/2033	3.875%	423,000	334,948
Western Gas Partners LP
07/01/2026	4.650%	908,000	842,903
Total			9,256,722
Oil Field Services 0.6%
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	943,150	909,053
Other REIT 1.1%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	394,279
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	843,000	689,858
06/15/2029	4.750%	173,000	129,639
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	229,202
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	165,632
Total			1,608,610
Packaging 2.1%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	155,000	146,780
09/01/2029	4.000%	757,000	556,041
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	373,278
BWAY Holding Co.(d)
04/15/2024	5.500%	510,000	483,895
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	491,595
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	948,474
Total			3,000,063
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	313,000	217,115
06/01/2028	4.875%	476,000	306,659
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	109,668
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	176,998

6	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(d)
04/30/2028	4.125%	848,000	724,972
04/30/2031	5.125%	690,000	565,968
Total			2,101,380
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,182,729
Lumbermens Mutual Casualty Co.(d),(f)
FIXED + 0% 12/01/2097	0.000%	30,000	11
Lumbermens Mutual Casualty Co.(f)
Subordinated
FIXED + 0% 07/01/2026	0.000%	645,000	226
MGIC Investment Corp.
08/15/2028	5.250%	112,000	100,023
Radian Group, Inc.
03/15/2025	6.625%	44,000	42,885
03/15/2027	4.875%	262,000	232,883
Total			1,558,757
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,715,472
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	319,885
Total			2,035,357
Retailers 1.2%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	88,696
02/15/2032	5.000%	111,000	85,962
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	105,772
L Brands, Inc.
06/15/2029	7.500%	80,000	73,200
L Brands, Inc.(d)
10/01/2030	6.625%	398,000	346,132
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	344,079
Lithia Motors, Inc.(d)
01/15/2031	4.375%	124,000	101,552
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	192,393
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	322,747
Total			1,660,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	172,067
Technology 6.9%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	500,000	425,898
Block, Inc.
06/01/2031	3.500%	175,000	135,873
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	228,451
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	461,619
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	185,973
Entegris Escrow Corp.(d)
04/15/2029	4.750%	323,000	286,538
06/15/2030	5.950%	430,000	392,400
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	143,265
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	384,400
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	324,782
HP, Inc.(d)
03/01/2029	4.750%	966,000	972,629
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	354,383
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	240,317
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	912,000	560,745
NCR Corp.(d)
10/01/2028	5.000%	424,000	334,940
04/15/2029	5.125%	690,000	517,148
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	517,000	513,976
07/15/2029	4.500%	227,000	226,818
07/15/2031	4.750%	284,000	279,318
Picard Midco, Inc.(d)
03/31/2029	6.500%	95,000	80,260
PTC, Inc.(d)
02/15/2028	4.000%	262,000	230,066
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	252,437
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	590,534

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(d)
09/15/2028	3.750%	267,000	265,326
06/15/2029	4.125%	439,000	435,842
Synaptics, Inc.(d)
06/15/2029	4.000%	135,000	109,929
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	367,473
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	681,000	556,893
Total			9,858,233
Wireless 3.2%
Altice France SA(d)
02/01/2027	8.125%	661,000	590,618
01/15/2028	5.500%	821,000	650,003
07/15/2029	5.125%	456,000	340,796
10/15/2029	5.500%	145,000	109,090
SBA Communications Corp.
02/15/2027	3.875%	922,000	818,755
Sprint Capital Corp.
11/15/2028	6.875%	1,009,000	1,037,023
03/15/2032	8.750%	120,000	139,088
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	331,044
07/15/2031	4.750%	665,000	517,925
Total			4,534,342
Wirelines 3.0%
CenturyLink, Inc.
04/01/2024	7.500%	1,611,000	1,661,485
CenturyLink, Inc.(d)
12/15/2026	5.125%	122,000	105,387
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	654,000	525,544
Frontier Communications Holdings LLC(d)
10/15/2027	5.875%	265,000	237,826
05/15/2030	8.750%	324,000	324,560
Iliad Holding SAS(d)
10/15/2026	6.500%	1,042,000	910,710
10/15/2028	7.000%	638,000	547,007
Total			4,312,519
Total Corporate Bonds & Notes (Cost $150,935,877)			130,464,339

Foreign Government Obligations(g) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	771,000	656,023
05/15/2029	4.250%	124,000	96,888
Total			752,911
Total Foreign Government Obligations (Cost $893,499)			752,911

Senior Loans 3.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.8%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	1,295,796	1,130,180
Consumer Products 0.3%
SWF Holdings I Corp.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	545,260	424,213
Health Care 0.5%
Surgery Center Holdings, Inc.(h),(i)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	6.510%	713,770	676,297
Media and Entertainment 0.5%
Cengage Learning, Inc.(h),(i),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	819,304	739,807
Technology 1.6%
Ascend Learning LLC(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	6.615%	798,963	735,844
Loyalty Ventures, Inc.(h),(i)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	7.615%	265,194	79,558

8	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.865%	409,340	389,385
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	1,135,563	1,077,843
Total			2,282,630
Total Senior Loans (Cost $5,966,545)			5,253,127
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(k),(l)	4,038,664	4,036,645
Total Money Market Funds (Cost $4,036,730)		4,036,645
Total Investments in Securities (Cost: $163,838,820)		141,844,085
Other Assets & Liabilities, Net		1,436,074
Net Assets		143,280,159

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $106,809,640, which represents 74.55% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(f)	Represents a security in default.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	4,419,370	23,623,452	(24,006,233)	56	4,036,645	(1,563)	35,047	4,038,664
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7011_12_A01_(11/22)